Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Other Provisions [Line Items]
Current	$ 17,853	$ 17,906
Non-current	8,998	12,523
Total	26,851	30,429
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current	11,015	10,823
Non-current	8,966	12,461
Total	19,981	23,284
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current	3,088	3,333
Non-current	32	62
Total	3,120	3,395
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current	3,750	3,750
Non-current	0	0
Total	$ 3,750	$ 3,750